Other Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Other Assets [Abstract]
OTHER ASSETS
Note 5 – OTHER ASSETS

Other assets consist of the following as of December 31, 2013 and June 30, 2013:

Other current assets	12/31/2013	6/30/2013
Research & development grant receivable	$680,048	$401,852
Insurance claim receivable	172,572	269,556
Prepayment	76,083	66,922
Deferred compensation	216,811	-
Other assets	353,977	78,718
	$1,499,491	$817,048

Other non current assets	12/31/2013	6/30/2013
Prepaid gift card establishment fees	$-	$45,973
	$-	$45,973

Note 5 – OTHER ASSETS

Other assets consist of the following as of June 30, 2013 and 2012:

Other current assets	2013	2012
Research and development grant receivable	$401,852	$602,834
Insurance claim receivable	269,556	528,280
Prepayment	66,922	30,551
Other assets	82,396	68,938
	$820,726	$1,230,603

Other non current assets	2013	2012
Deferred payment processing cost	$50,000	$-
Prepaid gift card establishment fees	45,973	-
	$95,973	$-